Average number of employees (Detail) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,403	3,305	3,254
Equity accounted units | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	725	704	648
Equity accounted units | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	5	0	0
Equity accounted units | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Europe
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	25	0	0
Equity accounted units | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,176	1,218	1,253
Equity accounted units | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	58	0	0
Equity accounted units | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | South America
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,414	1,383	1,353
Equity accounted units | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Subsidiaries and joint operations
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	53,771	50,421	46,091
Percent of employees of subsidiary companies	100.00%
Subsidiaries and joint operations | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	25,045	23,829	21,861
Subsidiaries and joint operations | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	13,864	13,344	12,270
Subsidiaries and joint operations | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	323	202	189
Subsidiaries and joint operations | Europe
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	912	994	1,003
Subsidiaries and joint operations | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,180	2,797	2,484
Subsidiaries and joint operations | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,973	3,655	3,471
Subsidiaries and joint operations | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,700	4,175	3,513
Subsidiaries and joint operations | South America
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	389	286	213
Subsidiaries and joint operations | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	611	396	354
Subsidiaries and joint operations | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	469	454	450
Subsidiaries and joint operations | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	305	289	283